Prepayments and other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
Prepaid service fee	6,692	7,719	1,137
VAT and other surcharges	2,590	2,798	412
Deferred offering expenses	1,748	1,424	210
Office rental deposit	467	601	89
Other deposits	1,152	1,450	214
Contract assets	479	430	63
Prepaid media cost	972	221	33
Receivables from sales of shares on behalf of employees	15	168	25
Others	1,191	1,275	186
Total prepayments and other current assets	15,306	16,086	2,369